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02.28 Strategic Advisers Income Opportunities Fund PRO-07 | Strategic Advisers® Income Opportunities Fund
Supplement to the Strategic Advisers® Income Opportunities Fund April 29, 2019 Prospectus
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Strategic Advisers® Income Opportunities Fund}	02.28 Strategic Advisers Income Opportunities Fund PRO-07 Strategic Advisers® Income Opportunities Fund Strategic Advisers Income Opportunities Fund-Default
Management fee (fluctuates based on the fund's allocation among underlying funds and sub-advisers)	0.30%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[1]
Acquired fund fees and expenses	0.67%
Total annual operating expenses	0.99%	[1],[2]
Fee waiver and/or expense reimbursement	0.25%	[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.74%	[1],[2]
[1]	Based on historical expenses, adjusted to reflect current fees.
[2]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[3]	Strategic Advisers LLC (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.75% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2022, and neither Strategic Advisers nor any of its affiliates retain the ability to be repaid with respect to this arrangement. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.

Sell All Shares
Expense Example {- Strategic Advisers® Income Opportunities Fund}	02.28 Strategic Advisers Income Opportunities Fund PRO-07 Strategic Advisers® Income Opportunities Fund Strategic Advisers Income Opportunities Fund-Default USD ($)
1 year	$ 76
3 years	241
5 years	475
10 years	$ 1,145